Net Income (Loss) Per Share (Details) - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net income
Net income (loss) attributable to shareholders	CAD 87,174	CAD (485,184)
Net income (loss) - diluted	CAD 87,174	CAD (485,184)
Weighted average common shares (000s)
Shares outstanding - basic (in shares)	234,787,000	212,298,000
Dilutive effect of share awards (in shares)	2,462,000	0
Shares outstanding - diluted (in shares)	237,249,000	212,298,000
Net income per share
Net income (loss) per share - basic (in cad per share)	CAD 0.37	CAD (2.29)
Net income (loss) per share - diluted (in cad per share)	CAD 0.37	CAD (2.29)
Antidilutive securities (in shares)	0	3,200,000